Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Abstract]
Schedule of activities of the subsidiary	Genmab A/S (parent company) holds
investments either directly or indirectly in the following subsidiaries:

Name	Domicile	Ownership and votes 2025	Ownership and votes 2024
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding II B.V.	Utrecht, the Netherlands	100%	N/A²
Genmab US, Inc.	Delaware, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	100%
Genmab Germany GmbH	Munich, Germany	100%	N/A²
Genmab UK Ltd	London, United Kingdom	100%	N/A²
Genmab France SAS	Paris, France	100%	N/A²
Genmab Finance LLC.	Delaware, USA	100%	N/A²
ProfoundBio Inc.	Delaware, USA	100%	100%
ProfoundBio US Co.	Delaware, USA	100%	100%
ProfoundBio Limited	Hong Kong, China	100%	100%
Genmab (Suzhou) Co., Ltd.	Suzhou, China	100%	100%
Genmab (Beijing) Co., Ltd.	Beijing, China	100%	100%
Merus B.V.	Utrecht, the Netherlands	100%	N/A¹
Merus US Inc.	Massachusetts, USA	100%	N/A¹
1.These subsidiaries were added as a result of the acquisition of Merus during the fourth quarter of 2025.
2.These subsidiaries were created during 2025.

Disclosure of detailed information about exchange rates	The DKK/USD exchange rates used to reflect the change in presentation currency were as follows:

	2020	2021	2022	2023
Average rate	0.1530	NA	0.1415	0.1451
Closing rate	N/A	0.1524	0.1434	0.1483

	Q1 2024	Q2 2024	Q3 2024	Q4 2024	2024
Average rate	0.1456	0.1443	0.1472	0.1433	0.1452
Closing rate	0.1450	0.1435	0.1502	0.1400	0.1400

Disclosure of detailed information about changes in presentation currency	The change in presentation currency resulted in the following impact on the December 31, 2024 consolidated balance sheet:

	Previously reported in DKK		Reported in USD
	December 31, 2024	Presentation currency change	December 31, 2024
Total assets	45,811	(39,397)	6,414
Total liabilities	9,114	(7,837)	1,277
Total shareholders' equity	36,697	(31,560)	5,137
The change in presentation currency resulted in the following impact on the January 1, 2024 consolidated balance sheets:

	Previously reported in DKK		Reported in USD
	January 1, 2024	Presentation currency change	January 1, 2024
Total assets	35,289	(30,057)	5,232
Total liabilities	3,679	(3,134)	545
Total shareholders' equity	31,610	(26,923)	4,687
The change in presentation currency resulted in the following impact on the 12 months ended
December 31, 2024 consolidated statement of comprehensive income:

	Previously reported in DKK		Reported in USD
	December 31, 2024	Presentation currency change	December 31, 2024
Net profit	7,844	(6,711)	1,133
Comprehensive income	8,274	(7,365)	909
The change in presentation currency resulted in the following impact on the 12 months ended
December 31, 2023 consolidated statement of comprehensive income:

	Previously reported in DKK		Reported in USD
	December 31, 2023	Presentation currency change	December 31, 2023
Net profit	4,352	(3,721)	631
Comprehensive income	4,314	(3,544)	770
The change in presentation currency resulted in the following impact on the 12 months ended
December 31, 2024 consolidated statement of cash flows:

	Previously reported in DKK		Reported in USD
Cash provided by (used in):	December 31, 2024	Presentation currency change	December 31, 2024
Operating activities	7,771	(6,645)	1,126
Investing activities	(9,907)	8,460	(1,447)
Financing activities	(3,919)	3,353	(566)
The change in presentation currency resulted in the following impact on the 12 months ended
December 31, 2023 consolidated statement of cash flows:

	Previously reported in DKK		Reported in USD
Cash provided by (used in):	December 31, 2023	Presentation currency change	December 31, 2023
Operating activities	7,380	(6,309)	1,071
Investing activities	(1,282)	1,097	(185)
Financing activities	(606)	517	(89)
The change in presentation currency resulted in the following impact on the 12 months ended
December 31, 2024 basic and diluted earnings per share:

	Previously reported in DKK		Reported in USD
	December 31, 2024	Presentation currency change	December 31, 2024
Earnings per share - basic	122.21	(104.55)	17.66
Earnings per share - diluted	121.36	(103.83)	17.53
The change in presentation currency resulted in the following impact on the 12 months ended December
31, 2023 basic and diluted earnings per share:

	Previously reported in DKK		Reported in USD
	December 31, 2023	Presentation currency change	December 31, 2023
Earnings per share - basic	66.64	(56.97)	9.67
Earnings per share - diluted	66.02	(56.44)	9.58

Disclosure of reclassifications or changes in presentation

	December 31, 2024	Reclass	December 31, 2024
Financial income:
Gain on marketable securities	53	184	237
Foreign exchange rate gain	431	(173)	258
Gain on other investments, net	21	(15)	6
Total financial income	505	(4)	501

Financial expenses:
Loss on marketable securities	(23)	(84)	(107)
Foreign exchange rate loss	(239)	73	(166)
Loss on other investments, net	(15)	15	—
Total financial expenses	(277)	4	(273)
Net financial items	228	—	228

	December 31, 2023	Reclass	December 31, 2023
Financial income:
Gain on marketable securities	72	85	157
Foreign exchange rate gain	57	(57)	—
Gain on other investments, net	10	(10)	—
Total financial income	139	18	157

Financial expenses:
Loss on marketable securities	(26)	(148)	(174)
Foreign exchange rate loss	(186)	120	(66)
Loss on other investments, net	(14)	10	(4)
Total financial expenses	(226)	(18)	(244)
Net financial items	(87)	—	(87)